CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Share Capital	Contributed Surplus	Accumulated Other Comprehensive Loss	Deficit	Total
Balance at Dec. 31, 2016	$ 168,712,673	$ 22,301,437	$ (4,693,040)	$ (201,783,606)	$ (15,462,536)
Issue of share capital on exercise of options	1,964,086	(1,729,134)			234,952
Issue of share capital on exercise of 2017 Warrants	1,127,057				1,127,057
Share-based payments		2,484,543			2,484,543
Transactions with owners during the year	3,091,143	755,409			3,846,552
Loss for the year				(21,634,068)	(21,634,068)
Other comprehensive loss for the year			(1,950,396)		(1,950,396)
Balance at Dec. 31, 2017	171,803,816	23,056,846	(6,643,436)	(223,417,674)	(35,200,448)
Issue of share capital on exercise of options	88,917	(88,917)
Issue of share capital on exercise of 2017 Warrants	113,985,426				113,985,426
Issue of share capital on conversion of 2017 Notes	18,582,374				18,582,374
Share-based payments		3,292,877			3,292,877
Transactions with owners during the year	132,656,717	3,203,960			135,860,677
Loss for the year				(107,983,475)	(107,983,475)
Other comprehensive loss for the year			(1,009,592)		(1,009,592)
Balance at Dec. 31, 2018	304,460,533	26,260,806	(7,653,028)	(331,401,149)	(8,332,838)
Issue of share capital on public offering (net of share issuance costs)	7,802,417				7,802,417
Issue of share capital on private placement (net of share issuance costs)	1,664,662				1,664,662
Issue of share capital on exercise of 2017 Warrants	1,437,131				1,437,131
Issue of share capital on conversion of 2017 Notes	13,095,938				13,095,938
Issue of Broker Warrants		315,611			315,611
Share-based payments		3,189,808			3,189,808
Transactions with owners during the year	24,000,148	3,505,419			27,505,567
Loss for the year				(35,131,015)	(35,131,015)
Other comprehensive loss for the year			1,512,521		1,512,521
Balance at Dec. 31, 2019	$ 328,460,681	$ 29,766,225	$ (6,140,507)	$ (366,532,164)	$ (14,445,765)